Short-Term Investments	12 Months Ended
May 31, 2014
Investments Debt And Equity Securities [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments consist of various fixed-income financial products purchased from Chinese banks and trusts and are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from one month to less than one year, with interest rates ranging from 2.3% to 8.4%. They are classified as short-term investments on the consolidated balance sheets as its contractual maturity dates are equal to or less than one year. The repayment of most of the financial products is guaranteed by the Chinese banks from which the fixed income financial products were purchased. Historically, the Company has received the principal and accrued interest in full upon maturity of these investments.

While these fixed-income financial products are not publicly traded, the Company estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. The Group reviews its held-to-maturity investments for OTTI based on specific identification. No OTTI loss was recognized for the years ended May 31, 2012, 2013 and 2014.

Short-term investments consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Held-to-maturity investments	504,952	643,410